Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Repairs and maintenance	₱ 30,653	₱ 30,186	₱ 28,923
Compensation and employee benefits	24,479	24,644	29,256
Professional and other contracted services	7,878	9,077	8,828
Selling and promotions	5,427	8,037	6,558
Taxes and licenses	5,156	5,215	4,044
Insurance and security services	1,408	1,344	1,576
Rent	1,398	1,372	2,031
Communication, training and travel	1,165	1,229	1,467
Amortization of intangible assets (Notes 5 and 14)	240	221	228
Other expenses	504	551	1,565
Total selling, general and administrative expenses	₱ 78,308	₱ 81,876	₱ 84,476